N-2	6 Months Ended
Nov. 30, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001380936
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Guggenheim Strategic Opportunities Fund
Other Transaction Expenses [Abstract]
Interest Expenses on Borrowings [Percent]	6.08%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy. The Fund’s sub-adviser seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies.
Latest Premium (Discount) to NAV [Percent]	10.90%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	129,852,127
Document Period End Date	Nov. 30, 2023
Risks And Other Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, geopolitical tensions, and labor and public health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events.

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass.

There can be no assurance that the Fund will achieve its investment objectives. The net asset and market values of the Fund’s shares will fluctuate, sometimes independently, based on market and other factors affecting the Fund and its investments. The market value of Fund shares will either be above (premium) or below (discount) their net asset value. Although the net asset value of Fund shares is often considered in determining whether to purchase or sell Fund shares, whether investors will realize gains or losses upon the sale of Fund shares will depend upon whether the market price of Fund shares at the time of sale is above or below the investor’s purchase price. Market value movements of Fund shares are thus material to investors and may result in losses, even when net asset value has increased. The Fund is designed for long-term investors; investors should not view the Fund as a vehicle for trading purposes.

Risk is inherent in all investing, including the loss of your entire principal. Therefore, before investing you should consider the risks carefully. The Fund is subject to various risk factors. Certain of these risk factors are described below. Please see the Fund’s Prospectus, Statement of Additional Information (SAI), most recent annual report on Form N-CSR and guggenheiminvestments.com/gof for a more detailed description of the risks of investing in the Fund. Shareholders may access the Fund’s Prospectus, SAI and most recent annual report on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov.

The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Below Investment Grade Securities Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies. Generally, the risks associated with high yield securities are heightened during times of weakening economic conditions or rising interest rates.
Corporate Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Covered Call Option Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Covered Call Option Strategy Risk. The ability of the Fund to achieve its investment objective is partially dependent on the successful implementation of its covered call option strategy. The Fund may write call options on individual securities, securities indices, exchange-traded funds and baskets of securities. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, at a certain price up to a specified point in time or on expiration, depending on the terms. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or assets determined to be liquid by GPIM in such amount are designated or earmarked on the Fund’s books and records). As a seller of covered call options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security covering the call option during an option’s life. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing. Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition or be adversely affected by economic, political or social conditions that could lower the credit quality (or the market’s perception of the credit quality) of the issuer or instrument, leading to greater volatility in the price of the instrument and in shares of the Fund. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. The risk of the occurrence of these types of events is heightened in market environments where interest rates are changing.

Current Fixed Income And Debt Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Current Fixed-Income and Debt Market Conditions. Fixed-income and debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In response to the inflation rates in recent periods, governmental authorities have implemented significant fiscal and monetary policy changes, including increasing interest rates and implementation of quantitative tightening. These actions present heightened risks, particularly to fixed-income and debt instruments, and such risks could be even further heightened if these actions are ineffective in achieving their desired outcomes or reversed. It is difficult to accurately predict changes in the U.S. Federal Reserve Board’s (“Federal Reserve”) monetary policies and the effect of any such changes or policies. Certain economic conditions and market environments will expose fixed-income and debt instruments to heightened volatility and reduced liquidity, which can impact the Fund’s investments and may negatively impact the Fund’s characteristics, which in turn would impact performance.
Derivatives Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Derivatives Transactions Risk. The Fund may utilize derivatives, including futures contracts and other similar strategic transactions, to seek to earn income, facilitate portfolio management and mitigate risks. Participation in derivatives markets transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies (other than its covered call writing strategy and put option writing strategy). There may be imperfect correlation between the value of derivative instruments and the underlying assets. Derivatives transactions may be subject to risks associated with the possible default of the other party to the transaction. Derivative instruments may be illiquid. Certain derivatives transactions may have economic characteristics similar to leverage, in that relatively small market movements may result in large changes in the value of an investment. Certain derivatives transactions that involve leverage can result in losses that greatly exceed the amount originally invested. Changes in value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. Furthermore, the Fund’s ability to successfully use derivatives transactions depends on GPIM’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Derivatives transactions utilizing instruments denominated in foreign currencies will expose the Fund to foreign currency risk. To the extent the Fund enters into derivatives transactions to hedge exposure to foreign currencies, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The use of derivatives transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Derivatives transactions involve risks of mispricing or improper valuation. The Fund may be required to deposit amounts as premiums or to be held in margin accounts. Such amounts may not otherwise be available to the Fund for investment purposes. Derivatives transactions also are subject to operational risk, including from documentation issues, settlement issues, system failures, inadequate controls, and human error, and legal risk, including risk of insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Derivatives transactions may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivative instruments, limit or restrict the ability of the Fund to use certain derivative instruments or transact with certain counterparties as a part of its investment strategy, increase the costs of using derivative instruments or make derivative instruments less effective.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Equity Securities Risk. Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks) such as limited liability company interests and trust certificates. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund.
Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates (or the expectation of such changes) may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments or increase risks associated with such investments, such as credit or default risks. In addition, changes in interest rates, including rates that fall below zero, can have unpredictable effects on markets and can adversely affect the Fund’s yield, income and performance. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, and when interest rates decrease, the values of fixed-income and other debt instruments rise. Changes in interest rates also adversely affect the yield generated by certain fixed-income and other debt and senior equity securities (“Income Securities”) or result in the issuance of lower yielding Income Securities. The Federal Reserve has increased interest rates at significant levels over recent periods. These actions present heightened risks to fixed-income and debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. It is difficult to accurately predict how long, and whether, the Federal Reserve’s current stance on interest rates will persist and the impact these actions will have on the economy and the Fund’s investments and the markets where they trade. The Federal Reserve’s monetary policy is subject to change at any time and potentially frequently based on a variety of market and economic conditions.
Investment In Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment in Loans Risk. The Fund may purchase loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed income instruments of similar credit quality and/or maturity. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. The Fund invests in or is exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. Exposure may also be obtained to covenant-lite obligations through investment in securitization vehicles and other structured products. Covenant-lite obligations may carry more risk than traditional loans as they allow borrowers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement.

Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Senior Loans Risk. The Fund may invest in senior secured floating rate loans made to corporations and other non-governmental entities and issuers (“Senior Loans”). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The Fund’s investments in Senior Loans are generally rated below investment grade or unrated but believed by the Adviser to be of below investment grade quality and are considered speculative because of the credit risk of their issuers. The risks associated with such Senior Loans are similar to the risks of other lower grade securities, although Senior Loans are typically senior in payment priority and secured on a senior priority basis in contrast to subordinated and unsecured securities. Senior Loans’ higher priority has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than certain other lower grade securities, which may have fixed interest rates. Loans and other debt instruments are also subject to the risk of price declines due to increases in prevailing interest rates, although floating-rate debt instruments are substantially less exposed to this risk than fixed-rate debt instruments. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), delinquencies and losses generally increase, sometimes dramatically, with respect to obligations under such loans. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs.
Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Second Lien Loans Risk. The Fund may invest in “second lien” secured floating rate loans made to public and private corporations and other non-governmental entities and issuers for a variety of purposes (“Second Lien Loans”). Second Lien Loans are subject to the same risks associated with investment in Senior Loans and other lower grade debt securities. However, Second Lien Loans are second in right of payment to Senior Loans and therefore are subject to the additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments and repayment of principal after giving effect to the senior secured obligations of the borrower. Second Lien Loans are expected to have greater price volatility and exposure to losses upon default than Senior Loans and may be less liquid.

Subordinated Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Subordinated Secured Loans Risk. Subordinated secured loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding Senior Loans, Second Lien Loans or other debt instruments with higher priority of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments and repayment of principal in the event of default or bankruptcy after giving effect to the higher ranking secured obligations of the borrower. Subordinated secured loans are expected to have greater price volatility than Senior Loans and Second Lien Loans and may be less liquid.
Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Unsecured Loans Risk. Unsecured loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans, subordinated secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than Senior Loans, Second Lien Loans and subordinated secured loans and may be less liquid.
Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Leverage Risk. The Fund’s use of leverage, through borrowings or instruments such as derivatives, causes the Fund to be more volatile and riskier than if it had not been leveraged. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. The effect of leverage in a declining market is likely to cause a greater decline in the net asset value of the Fund than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund shares. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed. When the cost of leverage is no longer favorable, or when the Fund is otherwise required to reduce its leverage, the Fund may not be able to maintain distributions at historical levels and common shareholders will bear any costs associated with selling portfolio securities. The Fund’s total leverage may vary significantly over time. To the extent the Fund increases its amount of leverage outstanding, it will be more exposed to these risks. Investments in Investment Funds (as defined below) and certain other pooled and structured finance vehicles, such as collateralized loan obligations, frequently expose the Fund to an additional layer of financial leverage and, thus, increase the Fund’s exposure to leverage risk.
Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies.
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Risk. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation. The value of certain investments (e.g., equity securities) tends to fluctuate more dramatically over the shorter term than do the value of other asset classes. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political (including geopolitical), social or financial market conditions, tariffs and trade disruptions, recession, changes in currency rates, natural/ environmental disasters, cyber attacks, terrorism, governmental or quasigovernmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened war or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrade, and other similar events, each of which may be temporary or last for extended periods. Many economies and markets have experienced high inflation rates in recent periods. In response to such inflation, government authorities have implemented significant fiscal and monetary policies such as increasing interest rates and quantitative tightening (reduction of money available in the market) which may adversely affect financial markets and the broader economy, as well as the Fund’s performance. Administrative changes, policy reform and/or changes in law or governmental regulations can result in expropriation or nationalization of the investments of a company in which the Fund invests. In addition, adverse changes in one sector or industry or with respect to a particular company could negatively impact companies in other sectors or industries or increase market volatility as a result of the interconnected nature of economies and markets and thus negatively affect the Fund’s performance. For example, developments in the banking or financial services sectors (one or more companies operating in these sectors) could adversely impact a wide range of companies and issuers. These types of adverse developments could negatively affect the Fund’s performance or operations.
Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.
Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Short Sales Risk. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a borrowed security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.
Structured Finace Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Structured Finance Investments Risk. The Fund’s structured finance investments may consist of residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) issued by governmental entities and private issuers, asset-backed securities (“ABS”), structured notes, credit-linked notes and other types of structured finance securities. Holders of structured finance investments bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. The Fund may invest in structured finance products collateralized by low grade or defaulted loans or securities. Investments in such structured finance products are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. Moreover, other types of events, domestic or international, may affect general economic conditions and financial markets, such as pandemics, armed conflicts, energy supply or price disruptions, natural disasters and man-made disasters, which may have a significant effect on the underlying assets. Structured finance securities are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in structured finance securities may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.
Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Mortgage-Backed Securities (“MBS”) Risk. MBS represent an interest in a pool of mortgages. The risks associated with MBS include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect the return to investors in such MBS); (3) risks associated with the servicer of the underlying mortgages; (4) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (5) prepayment and extension risks, which can lead to significant fluctuations in the value of the MBS; (6) loss of all or part of the premium, if any, paid; and (7) decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. Income from and values of MBS also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural technological, global or local economic developments, as well as reduced demand for properties. In addition, the general effects of inflation on the U.S. economy can be wide-ranging, as evidenced by rising interest rates, wages and costs of consumer goods and necessities. The long-term effects of inflation on the general economy and on any individual mortgagor are unclear, and in certain cases, rising inflation may affect a mortgagor’s ability to repay its related mortgage loan, thereby reducing the amount received by the holders of MBS with respect to such mortgage loan. Additionally, increased rates of inflation may negatively affect the value of certain MBS in the secondary market. MBS are particularly sensitive to changes in interest rates.

Rising interest rates generally result in a decline in the value of mortgage-related securities, such as CMBS and RMBS. MBS are also subject to risks similar to those associated with investing in real estate, such as the possible decline in the value of (or income generated by) the real estate, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, changes in interest rates and changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive.

Commercial Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Commercial Mortgage-Backed Securities Risk. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and providing for payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than residential lending. Economic downturns and other events that limit the activities of and demand for commercial retail and office spaces adversely impact the value of such securities. For example, economic decline in the businesses operated by the tenants of office properties may increase the likelihood that the tenants may be unable to pay their rents or that properties may be unable to attract or retain tenants.
Residential Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Residential Mortgage-Backed Securities Risk. Credit-related risk on RMBS primarily arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower.
Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Asset-Backed Securities Risk. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral may not, in some cases, be sufficient to support payments on these securities, or may be unavailable in the event of a default and enforcing rights with respect to these assets or collateral may be difficult and costly, which may result in losses to investors in an ABS. ABS are particularly subject to interest rate risk and credit risk. Compared to other fixed income investments with similar maturity and credit, ABS generally increase in value to a lesser extent when interest rates decline and generally decline in value to a similar or greater extent when interest rates rise.
C L O C D O And C B O Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	CLO, CDO and CBO Risk. In addition to the general risks associated with credit securities discussed herein, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), and collateralized bond obligations (“CBOs”) are subject to additional risks due to their complex structure and highly leveraged nature, such as higher risk of volatility and magnified financial losses. CLOs, CDOs and CBOs are subject to risks associated with the possibility that distributions from collateral securities may not be adequate to make interest or other payments. The value of securities issued by CLOs, CDOs and CBOs also may decrease because of, among other developments, changes in market value; changes in the market’s perception of the creditworthiness of the servicer of the assets, the originator of an asset in the pool, or the financial institution or fund providing the credit support or enhancement; loan performance and prices; broader market sentiment, including expectations regarding future loan defaults; liquidity conditions; and supply and demand for structured products. Additionally, the indirect investment structure of CLOs, CDOs and CBOs presents certain risks to the Fund such as less liquidity compared with holding the underlying assets directly. CLOs, CDOs and CBOs normally charge management fees and administrative expenses, which would be borne by the Fund. The terms of many structured finance investments, including CLOs, CDOs and CBOs, are tied to the Secured Overnight Financing Rate (“SOFR”) or other reference rates based on SOFR. These relatively new and developing rates may not match the reference rate applicable to the underlying assets related to these investments. These events may adversely affect the Fund and its investments in CLOs, CDOs and CBOs, including their value, volatility and liquidity.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Valuation Risk. The Fund may invest without limitation in unregistered securities, restricted securities and securities for which there is no readily available trading market. It may be difficult for the Fund to purchase and sell a particular investment at the price at which it has been valued by the Fund for purposes of the Fund’s net asset value, causing the Fund to be unable to realize what the Fund believes should be the price of the investment. The Fund’s ability to sell an instrument under favorable conditions may also be negatively impacted by, among other things, other market participants selling the same or similar instruments at the same time or legal restrictions on the instrument’s resale. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and thus particularly prone to the foregoing risks. In addition to the foregoing risks, investors should note that the Fund reserves the right to merge or reorganize with another fund, liquidate or convert into an open-end fund, in each case subject to applicable approvals by shareholders and the Fund’s Board of Trustees as required by law and the Fund’s governing documents.
Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment Funds Risk. As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities by investing up to 30% of its total assets in other investment companies, including registered investment companies, private investment funds and/or other pooled investment vehicles (collectively, “Investment Funds”). These investments include open-end funds, closed-end funds, exchange-traded funds and business development companies as well as other pooled investment vehicles. Investments in Investment Funds present certain special considerations and risks not present in making direct investments in Income Securities and Common Equity Securities, and in addition to these risks, investments in Investment Funds subject the Fund to the risks affecting such Investment Funds and involve operating expenses and fees that are in addition to the expenses and fees borne by the Fund. Such expenses and fees attributable to the Fund’s investment in another Investment Fund are borne indirectly by Common Shareholders. Accordingly, investment in such entities involves expenses and fees at both levels. Fees charged by other Investment Funds in which the Fund invests may be similar to the fees charged by the Fund and can include asset-based management fees and administrative fees payable to such entities’ advisers and managers, thus resulting in duplicative fees. To the extent management fees of Investment Funds are based on total gross assets, it may create an incentive for such entities’ managers to employ Financial Leverage, thereby adding additional expense and increasing volatility and risk (including the Fund’s overall exposure to leverage risk). Fees payable to advisers and managers of Investment Funds may include performance-based incentive fees calculated as a percentage of profits. Such incentive fees directly reduce the return that otherwise would have been earned by investors over the applicable period. A performance-based fee arrangement may create incentives for an adviser or manager to take greater investment risks in the hope of earning a higher profit participation.

Investments in Investment Funds frequently expose the Fund to an additional layer of Financial Leverage and, thus, increase the Fund’s exposure to leverage risk and costs. From time to time, the Fund may invest a significant portion of its assets in Investment Funds that employ leverage. The use of leverage by Investment Funds may cause the Investments Funds’ market price of common shares and/or NAV to be more volatile and can magnify the effect of any losses. Investments in Investment Funds expose the Fund to additional management risk. The success of the Fund’s investments in Investment Funds will depend in large part on the investment skills and implementation abilities of the advisers or managers of such entities. Decisions made by the advisers or managers of such entities may cause the Fund to incur losses or to miss profit opportunities. While GPIM will seek to evaluate managers of Investment Funds and where possible independently evaluate the underlying assets, a substantial degree of reliance on such entities’ managers is nevertheless present with such investments. In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company (which, in certain instances, may also limit a fund’s ability to invest in certain types of structured finance vehicles). These changes include, among other things, amendments to the existing regulatory framework, the adoption of Rule 12d1-4 under the 1940 Act, and the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits and the withdrawal of certain related SEC staff no-action letters. These changes and actions may adversely impact the Fund’s investment strategies and operations, as well as those of the underlying investment vehicles in which the Fund invests or other funds that invest in the Fund.

When the Fund invests in private investment funds, such investments pose additional risks to the Fund, in addition to those risks described above with respect to all Investment Funds. Certain private investment funds involve capital call provisions under which an investor is obligated to make additional investments at specified levels even if it would otherwise choose not to. Investments in private investment funds may have very limited liquidity. Often there will be no secondary market for such investments and the ability to redeem or otherwise withdraw from a private investment fund may be prohibited during the term of the private investment fund or, if permitted, may be infrequent. Certain private investment funds are subject to “lock-up” periods of a year or more. The valuation of investments in private investment funds are often subject to high conflicts and valuation risks. Investors in private investment funds are also often exposed to increased leverage risk.